Trade and other payables	12 Months Ended
Jun. 30, 2024
Trade And Other Payables
Trade and other payables

10. Trade and other payables

	June 30, 2024	June 30, 2023
Accounts payable and accrued liabilities	$2,996,308	$1,542,849
Due to related party (Note 22)	124,125	63,754
Other payable (1)	1,569,828	3,106,894
	$4,690,261	$4,713,497

(1)	Balance includes $1,097,452 NYSERDA grants (2023 - $2,123,220) to be paid to various customers for related projects sold in prior years.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)